RELATED-PARTY TRANSACTIONS (Details Narrative) - Affiliated Entity [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Aviation expense	$ 0	$ 0	$ 25,500	$ 33,000
Rent expense	7,500	7,900	28,400	29,000
Consulting expense	$ 15,000	$ 105,000	420,000	120,000
Advisory services fee			$ 35,000	$ 45,000